LOAN PAYABLE (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings are as follows as of March 31, 2025 and 2024:

	Interest rate	March 31, 2025	March 31, 2024
HSBC (Hong Kong) – 100% Guarantee Loan	3.000%	$473,566	$472,477

Less: current portion of long-term bank borrowings		(378)	(18,645)
Non-current portion of long-term bank borrowings		$473,188	$453,832

SCHEDULE OF MATURITIES OF LOAN PAYABLE	Maturities of the loan payable were as follows:
Year ended March 31, 2025
2026	$21,971
2027	47,317
Thereafter	403,900
Total loan payables	$473,188